Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,767,925
Cost incurred for dry docking	8,608	$ 39,617	$ 17,072
Balance at the end of the year	1,605,372	1,767,925
Dry-Docking Activity [Member]
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	62,146	35,509	29,269
Cost incurred for dry docking	9,340	39,617	17,072
Dry-dock amortization	(18,736)	(12,866)	(10,832)
Vessel sales	(3,452)	(114)	0
Balance at the end of the year	$ 49,298	$ 62,146	$ 35,509